Description of the Business and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2012
Description of the Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Percentage of ownership in Home Federal Saving Bank	100.00%
Period of treatment as non performing loan in case of non performing loan before TDR	6 months
Period of amortization of warrant discount	5 years
Past due period of interest	90 days
Office buildings and improvements [Member] | Minimum [Member]
Description of the Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of furniture, office building and improvements	5 years
Office buildings and improvements [Member] | Maximum [Member]
Description of the Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of furniture, office building and improvements	40 years
Furniture and equipment [Member] | Minimum [Member]
Description of the Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of furniture, office building and improvements	3 years
Furniture and equipment [Member] | Maximum [Member]
Description of the Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of furniture, office building and improvements	10 years